Net Loss per Share (Details) - Schedule of Basic and Diluted Net Loss per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ 6,540	$ 14,734	$ 13,081	$ 26,904	$ (40,178)	$ (71,525)
Denominator:
Weighted-average shares of Class A common stock outstanding	11,930,986	243,103	9,548,922	184,300	556,826	53,074
Net loss per share, basic	$ (0.55)	$ (60.61)	$ (1.37)	$ (145.98)	$ (72.16)	$ (1,347.65)
Net loss per share, diluted	$ (0.55)	$ (60.61)	$ (1.37)	$ (145.98)	$ (72.16)	$ (1,347.65)